Schedule of Investments
December 31, 2025 (unaudited)
Forester Value Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 66.53%

Communication Services - 2.58%
Verizon Communications, Inc.			2,230		90,828

Consumer Cyclical - 0.94%
Lululemon Athletica, Inc. (2)			160		33,250

Consumer Discretionary - 2.05%
eBay, Inc.			830		72,293

Consumer Staples - 11.87%
Altria Group, Inc.			1,230		70,922
The Campbell's Co. (2)			1,200		33,444
General Mills, Inc.			1,360		63,240
The Kraft Heinz Co.			2,320		56,260
The JM Smucker Co.			750		73,358
The Kroger Co.			1,100		68,728
Tyson Foods, Inc. Class A			900		52,758

					418,709

Energy - 6.13%
Chevron Corp.			250		38,103
Diamondback Energy, Inc.			200		30,066
Energy Transfer LP			3,000		49,470
Exxon Mobil Corp.			820		98,679

					216,317

Financials - 9.50%
Allstate Corp.			350		72,853
Aon plc (United Kingdom)			100		35,288
Chubb Ltd. (Switzerland)			230		71,788
The Travelers Cos., Inc.			270		78,316
US Bancorp, Inc.			1,440		76,838

					335,083

Health Care - 15.50%
Amgen, Inc.			270		88,374
Baxter International, Inc.			2,000		38,220
Cardinal Health, Inc.			500		102,750
Cigna Corp. (2)			160		44,037
CVS Health Corp.			800		63,488
Johnson & Johnson			360		74,502
Teva Pharmaceutical Industries Ltd. ADR (2)			3,490		108,923
UnitedHealth Group, Inc.			80		26,409

					546,702

Industrials - 5.11%
Fedex Corp.			200		57,772
The 3M Co.			500		80,050
Quanta Services, Inc.			100		42,206

					180,028

Information Technology - 1.68%
International Business Machines Corp.			200		59,242

Materials - 4.79%
Agnico Eagle Mines, Ltd. (Canada)			450		76,289
Alamos Gold, Inc.			2,400		92,592

					168,881

Utilities - 6.36%
Dominion Energy, Inc.			1,170		68,550
Exelon Corp.			1,480		64,513
First Energy Corp.			2,040		91,331

					224,394

Total Common Stock			(Cost $ 1,438,034)		2,345,727

U.S. Government Obligations - 28.02%

U.S. Government Treasury Bill, 0.00%, 04/16/2026			700,000		692,876
U.S. Government Treasury Bill, 0.00%, 06/25/2026			300,000		294,943

Total U.S. Government Obligations			(Cost $ 983,100)		987,819

Money Market Registered Investment Companies - 4.44%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class - 3.63% (4)			156,524		156,524

Total Money Market Registered Investment Companies			(Cost $ 156,524)		156,524

Total Investments - 99.57%			(Cost $ 2,621,921)		3,510,766

Other Assets Less Liabilities - 0.43%					15,232

Total Net Assets - 100.00%					3,525,998

Options - 0.59%

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, February 20, 2026, Put @ $6,300.00 (6)	80	2/20/2026	6,300,000		20,696

Total Options	80		(Cost $ 43,547)		20,696

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$3,510,766	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$3,510,766	$

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at December 31, 2025.
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2025.